CONTRlBUTED SURPLUS	3 Months Ended
Mar. 31, 2026
Contrlbuted Surplus
CONTRlBUTED SURPLUS

15.	CONTRlBUTED SURPLUS

The Company has a stock option plan for its employees, officers, directors and consultants for up to 10% of the issued and outstanding shares at the grant date.

The following is a summary of the activity of contributed surplus:

	2026-03-31	2025-12-31
	$	$
Opening balance	7,559,538	6,731,440
Expired	—	674,600
Cancelled	—	153,498
Closing balance	7,559,538	7,559,538

	Three months ended March 31, 2026
	Number of options	Weighted average exercise price
		$
Opening balance	9,566	402.91
Granted during the period	—	—
Expired during the period	(3,398)	705
Closing balance, as at March 31, 2026	6,168	236.48
Closing balance of exercisable options, as at March 31, 2026	6,168	236.48

	Twelve months ended December 31, 2025
	Number of options	Weighted average exercise price
		$
Opening balance	9,566	402.91
Forfeited during the period	—	—
Closing balance, as at December 31, 2025	9,566	402.91
Closing balance of exercisable options, as at December 31, 2025	9,566	402.91

The following is a summary of stock options outstanding and exercisable as at March 31, 2026:

	Options outstanding		Options exercisable
	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)
March 31, 2026 Exercise price
$127.50	4,167	0.01	4,167	0.01
$402.00	835	0.83	835	0.83
$501.00	334	0.57	334	0.57
$510.00	832	0.56	832	0.56
	6,168		6,168

	Options outstanding		Options exercisable
	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)
December 31, 2025 Exercise price
$127.50	4,167	0.26	4,167	0.26
$402	835	1.07	835	1.07
$501	334	0.82	334	0.82
$510	832	0.80	832	0.80
$705	3,398	0.11	3,398	0.11
	9,566		9,566